Income Taxes	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Income Taxes

Note 24. Income Taxes

24.1 Income Tax

The major components of income tax expense for the years ended December 31, 2018, 2017 and 2016 are:

	2018		2017		2016
Current tax expense:
Current year	Ps.	4,763	Ps.	6,108	Ps.	8,574

Deferred tax expense:
Origination and reversal of temporary differences		1,579		(1,859)		(2,812)
(Benefit) utilization of tax losses recognized		(1,082)		(65)		(1,834)
Total deferred tax expense		497		(1,924)		(4,646)

Total income tax expense in consolidated net income	Ps.	5,260	Ps.	4,184	Ps.	3,928

2018	Mexico		Foreign		Total
Current tax expense:
Current year	Ps.	3,545	Ps.	1,218	Ps.	4,763

Deferred tax expense:
Origination and reversal of temporary differences		(283)		1,862		1,579
(Benefit) utilization of tax losses recognized		(679)		(403)		(1,082)

Total deferred tax (benefit)		(962)		1,459		497

Total income tax expense in consolidated net income	Ps.	2,583	Ps.	2,677	Ps.	5,260

2017	Mexico		Foreign		Total
Current tax expense:
Current year	Ps.	3,874	Ps.	2,234	Ps.	6,108

Deferred tax expense:
Origination and reversal of temporary differences		(1,798)		(61)		(1,859)
(Benefit) utilization of tax losses recognized		179		(244)		(65)

Total deferred tax (benefit)		(1,619)		(305)		(1,924)

Total income tax expense in consolidated net income	Ps.	2,255	Ps.	1,929	Ps.	4,184

2016	Mexico		Foreign		Total
Current tax expense:
Current year	Ps.	4,035	Ps.	4,539	Ps.	8,574

Deferred tax expense:
Origination and reversal of temporary differences		(1,117)		(1,695)		(2,812)
(Benefit) utilization of tax losses recognized		(1,285)		(549)		(1,834)

Total deferred tax (benefit)		(2,402)		(2,244)		(4,646)

Total income tax expense in consolidated net income	Ps.	1,633	Ps.	2,295	Ps.	3,928

Recognized in Consolidated Statement of Other Comprehensive Income (OCI)

Income tax related to items charged or recognized directly in OCI during the year:	2018		2017		2016
Unrealized (gain) loss on cash flow hedges	Ps.	(208)	Ps.	(160)	Ps.	324
Remeasurements of the net defined benefit liability		152		(61)		12

Total income tax recognized in OCI	Ps.	(56)	Ps.	(221)	Ps.	336

Balance of income tax included in Accumulated Other Comprehensive Income (AOCI) as of:

Income tax related to items charged or recognized directly in OCI as of year- end:	2018		2017		2016
Unrealized loss (gain) on derivative financial instruments	Ps.	(128)	Ps.	59	Ps.	227

Comprehensive income to be reclassified to profit or loss in subsequent periods		(128)		59		227

Re-measurements of the net defined benefit liability		(56)		(199)		(143)

Balance of income tax in AOCI	Ps.	(184)	Ps.	(140)	Ps.	84

A reconciliation between tax expense and income (loss) before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method multiplied by the Mexican domestic tax rate for the years ended December 31, 2018, 2017 and 2016 is as follows:

	2018	2017	2016
Mexican statutory income tax rate	30%	30%	30%
Income tax from prior years	(0.50)	3.16	1.33
Income (loss) on monetary position for subsidiaries in hyperinflationary economies	(0.96)	4.26	(2.20)
Annual inflation tax adjustment	(0.32)	(3.65)	0.15
Non-deductible expenses	2.43	(5.54)	2.38
Non-taxable income	(0.78)	1.17	(0.90)
Income taxed at a rate other than the Mexican statutory rate	1.69	(2.54)	2.06
Effect of restatement of tax values	(3.38)	5.53	(2.29)
Effect of change in statutory rate	(0.38)	0.20	—
Effect of changes in Venezuelan Tax Law	—	—	7.74
Income tax credits	(0.13)	9.68	(7.84)
Effect Venezuela (Note 3.3)	—	(75.56)	—
Tax Loss	1.04	(6.00)	—
Other	1.89	2.12	(2.98)
	30.60%	(37.17)%	27.45%

In 2017, the Venezuela deconsolidation impacted significantly the effective tax rate. Had this effect not occurred, the effective tax rate would have been 28.12%

Deferred income tax

An analysis of the temporary differences giving rise to deferred income tax liabilities (assets) is as follows:

	Consolidated Statement of Financial Position as of				Consolidated Income Statement
Consolidated Statement of Financial Position	2018		2017		2018		2017		2016
Allowance for doubtful accounts	Ps.	(33)	Ps.	(119)	Ps.	76	Ps.	16	Ps.	(8)
Inventories		(32)		(4)		(33)		(60)		(163)
Prepaid expenses		3		17		(19)		5		(71)
Property, plant and equipment, net (1)		(1,051)		(244)		(392)		(1,783)		1,439
Other assets		38		(569)		74		(166)		167
Finite useful lived intangible assets		225		820		182		761		(289)
Indefinite lived intangible assets		1,081		2,143		31		743		5,280
Post-employment and other non-current employee benefits		(457)		(474)		(114)		(56)		(1)
Derivative financial instruments		3		42		(39)		(44)		62
Contingencies		(2,209)		(2,629)		1,146		(886)		(96)
Employee profit sharing payable		(184)		(159)		—		6		(14)
Tax loss carryforwards		(8,358)		(8,088)		(1,082)		(13)		(1,834)
Tax credits to recover (2)		(1,855)		(2,308)		(109)		(1,159)		(1,150)
Cumulative other comprehensive income		(184)		(141)		(54)		(224)		—
Liabilities of amortization of goodwill of business acquisition		7,299		5,527		1,125		(554)		(1,876)

Other liabilities		132		(112)		(295)		1,490		(6,092)

Deferred tax (income)					Ps.	497	Ps.	(1,924)	Ps.	(4,646)

Deferred tax, asset	Ps.	(8,438)	Ps.	(8,012)
Deferred tax, liability		2,856		1,714

Deferred income taxes, net	Ps.	(5,582)	Ps.	(6,298)

(1)

As a result of the change of Venezuelan tax regulations, on December 31, 2016 the Company recognized a deferred tax liability for an amount of Ps. 1,107 with their corresponding impact on the income tax of the year. Such amount was derecognized during 2017 as a result of the deconsolidation of Venezuela.

(2)

Correspond to income tax credits arising from dividends received from foreign subsidiaries to be recovered within the next ten years accordingly to the Mexican Income Tax law as well as effects of the exchange of foreign currencies with Related and Non-RelatedParties.

The changes in the balance of the net deferred income tax liability are as follows:

	2018		2017		2016
Balance at beginning of the period	Ps.	(6,298)	Ps.	(4,776)	Ps.	(2,975)
Deferred tax provision for the period		497		(1,763)		(4,381)
Change in the statutory rate		63		—		—
Acquisition of subsidiaries, see Note 4		(413)		(563)		150
Venezuela effect		—		261		—
Effects in equity:
Unrealized loss (gain) on derivative financial instruments		(21)		(160)		324
Cumulative translation adjustment		31		221		1,766
Remeasurements of the net defined benefit liability		152		(61)		12
Inflation adjustment		20		543		328
Philippines disposal		387		—		—

Balance at end of the period	Ps.	(5,582)	Ps.	(6,298)	Ps.	(4,776)

The Company offsets tax assets and liabilities if and only if it has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities related to income taxes levied by the same tax authority.

The Company has determined that undistributed profits of its subsidiaries, will not be distributed in the foreseeable future. The temporary differences associated with investments in subsidiaries, associates and joint ventures, for which deferred tax liabilities that have not been recognized, aggregate to December 31, 2018: Ps. 9,237, December 31, 2017: Ps. 5,847 and, December 31, 2016: Ps. 5,136.

Tax Loss Carryforwards

Some subsidiaries in Mexico, Colombia and Brazil have tax loss carryforwards. Unused tax loss carryforwards, for which a deferred income tax asset has been recognized, may be recovered provided certain requirements are fulfilled. The tax losses carryforwards for which deferred tax asset has been recorded and their corresponding years of expiration are as follows:

	Tax Loss Carryforwards
2022	Ps.	—
2023		—
2024		631
2025		3,707
2026		4,448
2027 and thereafter		2,227
No expiration (Brazil)		14,866

	Ps.	25,879

During 2013, the Company completed certain acquisitions in Brazil. In connection with the acquisitions in Brazil the Company recorded certain goodwill balances that are deductible for Brazilian income tax reporting purposes. The deduction of such goodwill amortization has resulted in the creation of Net Operating Losses (NOLs) in Brazil. NOLs in Brazil have no expiration, but their usage is limited to 30% of Brazilian taxable income in any given year. As of December 31, 2018 and 2017 the Company believes that it is more likely than not that it will ultimately recover such NOLs through the reversal of temporary differences and future taxable income. Accordingly, the related deferred tax assets have been fully recognized.

Additionally as of December 31, 2018 and 2017, the Company has unused tax losses in Colombia for an amount of Ps. 2 and Ps. 2, respectively.

The changes in the balance of tax loss carryforwards are as follows:

	2018		2017		2016
Balance at beginning of the period	Ps.	24,817	Ps.	24,791	Ps.	14,900
Increase (see sources above)		3,398		3,334		5,616
Usage of tax losses		(352)		(2,723)		(4)
Effect of foreign currency exchange rates		(1,984)		(585)		4,279

Balance at end of the period	Ps.	25,879	Ps.	24,817	Ps.	24,791

There were no withholding taxes associated with the payment of dividends in 2018, 2017 and 2016 by the Company to its shareholders.

24.2 Recoverable taxes

Recoverable taxes are mainly integrated by higher provisional payments of income tax during 2018 in comparison to prior year, which will be compensated in future years.

The operations in Guatemala, Panama, Philippines and Colombia are subject to a minimum tax, which is based primary on a percentage of assets and gross margin, except in the case of Panama. Any payments are recoverable in future years, under certain conditions.

24.3 Tax Reform

In 2016, the Brazilian federal production tax rates were reduced and the federal sales tax rates were increased. These rates continued to increase in 2017 and 2018. However, the Supreme Court decided in early 2017 that the value-added tax will not be used as the basis for calculating the federal sales tax, which resulted in a reduction of the federal sales tax. Notwithstanding the above, the tax authorities appealed the Supreme Court’s decision and are still waiting for a final resolution. In 2018 the federal production and sales taxes together resulted in an average of 16.5% tax over net sales.

In addition, the excise tax on concentrate in Brazil was reduced from 20.0% to 4.0% from September 1, 2018 to December 31, 2018. Temporarily the excise tax rate on concentrate increased from 4.0% to 12.0% from January 1, 2019 to June 30, 2019, then it will be reduced to 8.0% from July 1, 2019 to January 1, 2020. On January 1, 2020 the excise tax rate will be reduced back to 4.0%.

On January 1, 2017, a general tax reform in Colombia reduced the income tax rate from 35.0% to 34.0% for 2017 and then to 33.0% for the following years. In addition, for entities located outside the free trade zone, this reform imposed an extra income tax rate of 6.0% for 2017 and 4.0% for 2018.

For taxpayers located in the free trade zone, the special income tax rate increased from 15.0% to 20.0% for 2017. Additionally, the reform eliminated the temporary tax on net equity, the supplementary income tax at a rate of 9.0% as contributions to social programs and the temporary contribution to social programs at a rate of 5.0%, 6.0%, 8.0% and 9.0% for the years 2015, 2016, 2017 and 2018, respectively. For 2017, the dividends paid to individuals that are Colombian residents will be subject to a withholding of up to 10.0%, and the dividends paid to foreign individuals or entities non-residents in Colombia will be subject to a withholding of 5.0%. This reform increased the rate of the minimum assumed income tax (renta presuntiva sobre el patrimonio), from 3.0% to 3.5% for 2017. Finally, starting in 2017, the Colombian general value-added tax rate increased from 16.0% to 19.0%.

On January 1, 2018, a tax reform became effective in Argentina. This reform reduced the income tax rate from 35.0% to 30.0% for 2018 and 2019, and then to 25.0% for the following years. In addition, such reform imposed a new tax on dividends paid to non-residentstockholders and resident individuals at a rate of 7.0% for 2018 and 2019, and then to 13.0% for the following years. For sales taxes in the province of Buenos Aires, the tax rate decreased from 1.75% to 1.5% in 2018; however, in the City of Buenos Aires, the tax rate increased from 1.0% to 2.0% in 2018, and will be reduced to 1.5% in 2019, 1.0% in 2020, 0.5% in 2021 and 0.0% in 2022.

On January 1, 2019, the Mexican government eliminated the right to offset any tax credit against any payable tax (general offset or compensación universal). As of such date, the right to offset any tax credit will be against taxes of the same nature and payable by the same person (not being able to offset tax credits against taxes payable by third parties). Additionally, by Executive Decree, certain tax benefits related to the value-added tax and income tax were provided to businesses located in the northern border of Mexico. Due to the territories where we operate, this last provision is not applicable to our business.

On January 1, 2019, a new tax reform became effective in Colombia. This reform reduced the income tax rate from 33.0% to 32.0% for 2020, to 31.0% for 2021 and to 30.0% for 2022. The minimum assumed income tax (renta presuntiva sobre el patrimonio) was also reduced from 3.5% to 1.5% for 2019 and 2020, and to 0% for 2021. In addition, the thin capitalization ratio was adjusted from 3:1 to 2:1 for operations with related parties only. As mentioned above, as of January 1, 2019, the value-added tax will be calculated at each sale instead of applied only to the first sale (being able to transfer the value-added tax throughout the entire supply chain). For the companies located in the free trade zone, the value-added tax will be calculated based on the cost of production instead of the cost of the imported raw materials (therefore, we will be able to credit the value added-tax on goods and services against the value added-tax on the sales price of our products). The municipality sales tax will be 50.0% credited against payable income tax for 2019 and 100.0% credited for 2020. Finally, the value-added tax paid on acquired fixed assets will be credited against income tax or the minimum assumed income tax.

The Tax Reform increases the dividend tax on distributions to foreign nonresident’s entities and individuals from 5% to 7.5%. in addition, the tax reform establishes a 7.5% dividend tax on distributions between Colombian companies. The tax will be charged only on the first distribution of dividends between Colombian entities, and may be credited against the dividend tax due once the ultimate Colombian company makes a distribution to its shareholders nonresident shareholders (individuals or entities) or to Colombian individual residents.

On January 1, 2019 a tax reform became effective in Costa Rica. This reform will allow that the tax on sales not only be applied to the first sale, but to be applied and transferred at each sale; therefore, the tax credits on tax on sales will be recorded not only on goods related to production and on administrative services, but on a greater number of goods and services. Value-added tax on services provided within Costa Rica will be charged at a rate of 13.0% if provided by local suppliers, or withheld at the same rate if provided by foreigner suppliers. Although a territorial principle is still applicable in Costa Rica for operations abroad, a tax rate of 15.0% has been imposed on capital gains from the sale of assets located in Costa Rica. New income tax withholding rates were imposed on salaries and compensations of employees, at the rates of 25.0% and 20.0% (which will be applicable depending on the employee’s salary). Finally, the thin capitalization rules were adjusted to provide that the interest expenses (generated with non-members of the financial system) that exceed 20.0% of the company’s EBITDA will not be deductible for tax purposes.